Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events
(10)	Subsequent Events

Dividend

On August 3, 2012, TGH’s board of directors approved and declared a quarterly cash dividend of $0.42 per share on TGH’s issued and outstanding common shares, payable on August 28, 2012 to shareholders of record as of August 17, 2012.

Other Subsequent Events

See Note 6 “Revolving Credit Facilities, Bonds Payable and Secured Debt Facility, and Derivative Instruments” for other subsequent events.